Prudential Investment Portfolios 16
655 Broad Street
Newark, New Jersey 07102
February 26, 2026
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential Investment Portfolios 16
Registration numbers 333-60561  and 811-08915
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 17, 2026.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422 or email: patrick.mcguinness@prudential.com.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary